UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Vivaldi Merger Arbitrage Fund
Class A Shares
(Ticker Symbol: VARAX)
Class I Shares
(Ticker Symbol: VARBX)

SEMI-ANNUAL REPORT
March 31, 2016

Vivaldi Merger Arbitrage Fund
a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	17
Expense Example	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the Vivaldi Merger Arbitrage Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
www.vivaldifunds.com

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 80.7%
	CABLE/SATELLITE TV – 9.4%
61,665	Time Warner Cable, Inc.[3]	$12,617,892
	COMMERCIAL SERVICES-FINANCE – 11.0%
152,411	Heartland Payment Systems, Inc.[3]	14,718,330
	COMPUTERS-MEMORY DEVICES – 6.1%
107,277	SanDisk Corp.[3]	8,161,634
	CONSUMER PRODUCTS-MISCELLANEOUS – 11.3%
232,001	Jarden Corp.*3	13,676,459
52,016	Tumi Holdings, Inc.*3	1,395,069
		15,071,528
	ELECTRONIC COMPONENTS-SEMICONDUCTOR – 2.1%
140,522	Fairchild Semiconductor International, Inc.*3	2,810,440
	FOOD-RETAIL – 7.5%
352,940	Fresh Market, Inc.*3	10,069,378
	HOTELS & MOTELS – 6.5%
104,667	Starwood Hotels & Resorts Worldwide, Inc.[3]	8,732,368
	INTERNET CONTENT-ENTERTAINMENT – 0.2%
8,334	Youku Tudou, Inc. - ADR*3	229,102
	LASERS-SYSTEMS/COMPONENTS – 1.7%
100,767	Newport Corp.*3	2,317,641
	MEDICAL-DRUGS – 6.1%
202,348	Baxalta, Inc.[3]	8,174,859
	MEDICAL-HMO – 7.3%
53,505	Humana, Inc.[3]	9,788,740
	OIL FIELD MACHINERY & EQUIPMENT – 6.4%
128,112	Cameron International Corp.*3	8,589,910
	POWER CONV/SUPPLY EQUIPMENT – 1.4%
95,790	PowerSecure International, Inc.*3	1,790,315
	PROPERTY/CASUALTY INSURANCE – 1.3%
57,731	National Interstate Corp.[3]	1,727,312
	SUPER-REGIONAL BANKS-US – 0.1%
6,850	KeyCorp[3]	75,624
	THEATER – 2.3%
104,079	Carmike Cinemas, Inc.*3	3,126,533
	TOTAL COMMON STOCKS
	(Cost $102,406,709)	108,001,606
	SHORT-TERM INVESTMENTS – 23.4%
31,408,072	UMB Money Market Fiduciary, 0.01%[2]	31,408,072
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $31,408,072)	31,408,072

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Number of Shares		Value
	TOTAL INVESTMENTS – 104.1%
	(Cost $133,814,781)	$139,409,678
	Liabilities in Excess of Other Assets – (4.1)%	(5,522,153)
	TOTAL NET ASSETS – 100.0%	$133,887,525
	SECURITIES SOLD SHORT – (32.2)%
	COMMON STOCKS – (32.2)%
	CABLE/SATELLITE TV – (5.0)%
(33,235)	Charter Communications, Inc. - Class A*	(6,727,761)
	COMMERCIAL SERVICES-FINANCE – (5.0)%
(101,917)	Global Payments, Inc.	(6,655,180)
	COMPUTERS-MEMORY DEVICES – (0.9)%
(25,606)	Western Digital Corp.	(1,209,628)
	HOME DECORATION PRODUCTS – (6.6)%
(199,984)	Newell Rubbermaid, Inc.	(8,857,291)
	HOTELS & MOTELS – (1.9)%
(46,330)	Interval Leisure Group, Inc.	(669,005)
(26,187)	Marriott International, Inc. - Class A	(1,863,991)
		(2,532,996)
	MEDICAL-DRUGS – (3.8)%
(29,988)	Shire PLC - ADR	(5,154,937)
	MEDICAL-HMO – (3.8)%
(44,810)	Aetna, Inc.	(5,034,404)
	OIL-FIELD SERVICES – (5.1)%
(91,727)	Schlumberger Ltd.[1]	(6,764,866)
	S & L/THRIFTS-EASTERN US – (0.1)%
(10,150)	First Niagara Financial Group, Inc.	(98,252)
	TOTAL COMMON STOCKS
	(Proceeds $39,623,192)	(43,035,315)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $39,623,192)	$(43,035,315)

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund
SUMMARY OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Products-Miscellaneous	11.3%
Commercial Services-Finance	11.0%
Cable/Satellite TV	9.4%
Food-Retail	7.5%
Medical-HMO	7.3%
Hotels & Motels	6.5%
Oil Field Machinery & Equipment	6.4%
Medical-Drugs	6.1%
Computers-Memory Devices	6.1%
Theater	2.3%
Electronic Components-Semiconductor	2.1%
Lasers-Systems/Components	1.7%
Power Conv/Supply Equipment	1.4%
Property/Casualty Insurance	1.3%
Internet Content-Entertainment	0.2%
Super-Regional Banks-US	0.1%
Total Common Stocks	80.7%
Short-Term Investments	23.4%
Total Investments	104.1%
Liabilities in Excess of Other Assets	(4.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2016 (Unaudited)

Assets:
Investments, at value (cost $133,814,781)	$139,409,678
Cash	13,327
Cash deposited with brokers for securities sold short	37,106,870
Receivables:
Investment securities sold	4,198,425
Fund shares sold	5,754,950
Dividends and interest	72,605
Prepaid expenses	60,210
Prepaid offering costs	32,752
Total assets	186,648,817

Liabilities:
Securities sold short, at value (proceeds $39,623,192)	43,035,315
Payables:
Investment securities purchased	9,507,393
Fund shares redeemed	6,060
Advisory fees	103,210
Shareholder servicing fees (Note 8)	19,309
Distribution fees (Note 7)	5,553
Dividends and interest on securities sold short	64,750
Auditing fees	6,367
Fund accounting fees	2,923
Fund administration fees	2,535
Transfer agent fees and expenses	2,234
Custody fees	1,330
Chief Compliance Officer fees	1,222
Legal fees	459
Trustees' fees and expenses	143
Accrued other expenses	2,489
Total liabilities	52,761,292

Net Assets	$133,887,525

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$131,075,418
Accumulated net investment loss	(31,192)
Accumulated net realized gain on investments, securities sold short and written options contracts	660,525
Net unrealized appreciation (depreciation) on:
Investments	5,594,897
Securities sold short	(3,412,123)
Net Assets	$133,887,525

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$36,932,771
Shares of benficial interest issued and outstanding	3,543,877
Redemption price per share	10.42
Maximum sales charge (5.75% of offering price)*	0.64
Maximum offering price to public	$11.06

Class I Shares:
Net assets applicable to shares outstanding	$96,954,754
Shares of benficial interest issued and outstanding	9,283,869
Redemption price	$10.44

*	On sales of $25,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2016 (Unaudited)

Investment Income:
Dividends	$571,754
Interest	219
Total investment income	571,973

Expenses:
Advisory fees	309,728
Dividends on securities sold short	111,645
Interest expense	93,046
Offering costs	32,059
Shareholder servicing fees (Note 8)	27,023
Fund administration fees	24,846
Transfer agent fees and expenses	24,770
Fund accounting fees	22,541
Registration fees	18,820
Distribution fees (Note 7)	13,890
Legal fees	10,865
Custody fees	7,561
Auditing fees	6,367
Chief Compliance Officer fees	5,332
Miscellaneous	3,894
Trustees' fees and expenses	3,466
Shareholder reporting fees	2,661
Insurance fees	869
Total expenses	719,383
Advisory fees waived	(116,218)
Net expenses	603,165
Net investment loss	(31,192)

Realized and Unrealized Gain on Investments, Securities Sold Short and Written Options Contracts:
Net realized gain (loss) on:
Investments	689,791
Securities sold short	(24,225)
Written options contracts	8,029
Net realized gain	673,595
Net change in unrealized appreciation/depreciation on:
Investments	5,594,897
Securities sold short	(3,412,123)
Net change in unrealized appreciation/depreciation	2,182,774
Net realized and unrealized gain on investments, securities sold short and written options contracts	2,856,369

Net Increase in Net Assets from Operations	$2,825,177

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Six Months Ended March 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(31,192)
Net realized gain	673,595
Net change in unrealized appreciation/depreciation on investments, securities sold short and written options contracts	2,182,774
Net increase in net assets resulting from operations	2,825,177

Distributions to Shareholders:
From net realized gain
Class A	(1,907)
Class I	(11,163)
Total distributions to shareholders	(13,070)

Capital Transactions:
Net proceeds from shares sold:
Class A	37,147,656
Class A - Reorganization	500
Class I	92,473,005
Class I - Reorganization	3,057,075
Reinvestment of distributions:
Class A	1,876
Class I	11,163
Cost of shares redeemed:
Class A1	(884,528)
Class I2	(731,329)
Net increase in net assets from capital transactions	131,075,418

Total increase in net assets	133,887,525

Net Assets:
Beginning of period	-
End of period	$133,887,525

Accumulated net investment loss	$(31,192)

Capital Share Transactions:
Shares sold:
Class A	3,629,897
Class A - Reorganization	50
Class I	9,046,459
Class I - Reorganization	307,301
Shares reinvested:
Class A	187
Class I	1,112
Shares redeemed:
Class A	(86,257)
Class I	(71,003)
Net increase in capital share transactions	12,827,746

[1]	Net of redemption fee proceeds of $5,757.
[2]	Net of redemption fee proceeds of $1,783.

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended March 31, 2016 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$2,825,177
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(254,390,699)
Proceeds from sale of investment securities	152,673,781
Proceeds from short sale	80,912,364
Closed short transactions	(41,313,397)
Proceeds from written options	10,324
Closed written options	(2,295)
Purchase of short-term investment, net	(31,408,072)
Increase in deposits with brokers for securities sold short and futures contracts	(37,106,870)
Increase in receivables for securities sold	(4,198,425)
Increase in dividends and interest receivables	(72,605)
Increase in other assets	(92,962)
Increase in payables for securities purchased	9,507,393
Increase in payables for dividends and interest on securities sold short	64,750
Increase in Advisory and Subadvisory fees	103,210
Increase in accrued expenses	44,564
Net realized gain on investments	(673,595)
Net change in unrealized appreciation/depreciation on securities	(2,182,774)
Net cash used for by operating activities	(125,300,131)

Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	126,923,286
Redemption of shares, net of redemption fees	(1,609,797)
Dividends paid to shareholders, net of reinvestments	(31)
Net cash provided by financing activities	125,313,458

Net Increase in Cash	13,327

Cash:
Beginning balance	-
Ending balance	$13,327

Non cash financing activities not included herein consist of $13,039 of reinvested dividends.

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.

For the Six Months Ended March 31, 2016 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)
Net realized and unrealized gain on investments, securities sold short and written options contracts	0.44
Total from investment operations	0.42

Less Distributions:
From net realized gain	- [2]
Total distributions	-

Redemption fee proceeds	- [2]

Net asset value, end of period	$10.42

Total return[3]	4.26%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,933

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	3.15%[5]
After fees waived and expenses absorbed	2.68%
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.84)%[5]
After fees waived and expenses absorbed	(0.37)%[5]

Portfolio turnover rate	275%[4]

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

For the Six Months Ended March 31, 2016 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	- [2]
Net realized and unrealized gain on investments, securities sold short and written options contracts	0.44
Total from investment operations	0.44

Less Distributions:
From net realized gain	- [2]
Total distributions	-

Redemption fee proceeds[1]	- [2]

Net asset value, end of period	$10.44

Total return[3]	4.46%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$96,955

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.84%[5]
After fees waived and expenses absorbed	2.37%[5]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.53)%[5]
After fees waived and expenses absorbed	(0.06)%[5]

Portfolio turnover rate	275%[4]

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

Note 1 – Organization
Vivaldi Merger Arbitrage Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation.

The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares, prior to which its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a $3,071,881 transfer of shares of the Fund’s Class I in exchange for the net assets of the Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”).  This exchange was nontaxable, whereby the Fund’s Class I issued 307,251 shares for the net assets of the Company on October 1, 2015.  Assets with a fair market value of $3,071,881 consisting of cash, interest receivable and securities of the Company with a fair value of $2,292,954 (identified cost of investments transferred were $2,271,450) and cash were the primary assets received by the Fund.  For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality, and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Vivaldi Merger Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2016 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in option contracts written for the six months ended March 31, 2016 were as follows:

	Number of Contracts	Premium Amount
Outstanding at October 1, 2015	-	$-
Options written	92	2,295
Options closed	(92)	(2,295)
Outstanding at March 31, 2016	-	$-

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Vivaldi Merger Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2016 (Unaudited)

The Fund incurred offering costs of approximately $64,811, which are being amortized over a one-year period from October 1, 2015 (commencement of operations).

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the six months ended March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

Vivaldi Merger Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2016 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Vivaldi Asset Management LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.25% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation) do not exceed 1.85% and 1.55% of the Fund’s average daily net assets for Class A Shares and Class I Shares, respectively until October 1, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees. With respect to Class A shares, prior to January 31, 2016, the Advisor limited expenses to 1.80%.

For the six months ended March 31, 2016, the Advisor waived its fees and absorbed other expenses totaling $116,218.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.  At March 31, 2016, the amount of these potentially recoverable expenses was $116,218.  The Advisor may recapture all or a portion of this amount no later than September 30, 2019.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended March 31, 2016, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2016, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At March 31, 2016, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$133,814,781
Gross unrealized appreciation	$5,667,246
Gross unrealized depreciation	(72,349)
Net unrealized appreciation on investments	$5,594,897

Vivaldi Merger Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2016 (Unaudited)

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended March 31, 2016, the Fund received $7,540 in redemption fees.

Note 6 – Investment Transactions
For the six months ended March 31, 2016, purchases and sales of investments, excluding short-term investments, were $251,786,280 and $152,673,781, respectively.  Proceeds from securities sold short and cover short securities were $80,542,146 and $41,313,397, respectively, for the same period.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to Class A, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. Class I does not pay any distribution fees.

For the six months ended March 31, 2016, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of Class A shares and 0.10% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended March 31, 2016, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Vivaldi Merger Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2016 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$108,001,606	$-	$-	$108,001,606
Short-Term Investments	31,408,072	-	-	31,408,072
Total Assets	$139,409,678	$-	$-	$139,409,678

Liabilities
Securities Sold Short
Common Stocks*	$43,035,315	$-	$-	$43,035,315
Total Liabilities	$43,035,315	$-	$-	$43,035,315

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 11 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in written options contracts during the six months ended March 31, 2016.

Vivaldi Merger Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2016 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$8,029
Total	$8,029

Note 12 - Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 - Recently Issued Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 14 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Vivaldi Merger Arbitrage Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on January 29, 2015, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Vivaldi Asset Management LLC (the “Investment Advisor”) with respect to the Vivaldi Merger Arbitrage Fund series of the Trust (the “Fund”) for an initial two-year term. The Advisory Agreement was entered into on October 1, 2015, when the Fund commenced operation. In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; performance information of a private investment fund (the “Private Fund”) managed by the proposed portfolio managers of the Fund (as employees of another investment advisor) using investment strategies they would use to manage the Fund; and reports comparing the proposed advisory fee and the estimated total expenses of the Fund to those of a group of comparable funds (the “Peer Group”) selected by Morningstar, Inc. from its Market Neutral fund universe (the “Expense Universe”).  In addition, the Board received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In reviewing and approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for the Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund.  The Board observed that the annualized total returns of the Private Fund were above the returns of its primary benchmark, the HFRI ED-Merger Arbitrage Index, for the one-, two-, three-, four- and five-year periods ended December 31, 2014, but were below the returns of the S&P Index by a range of 7.54% to 16.60% for those periods. The Board also considered the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the proposed investment advisory fee and estimated total expenses of the Fund.  With respect to the advisory fee proposed to be paid by the Fund, the meeting materials indicated that the annual advisory fee (gross of fee waivers) was the same as the median advisory fees of the funds in the Peer Group and the Expense Universe.  The Trustees noted that the Investment Advisor does not manage any other client assets using the Fund’s strategies so they could not compare the Fund’s proposed advisory fee with the fees charged by the Investment Advisor to other clients. However, the Board considered that the Private Fund pays its advisor a 30% performance fee and no asset-based management fee.

Vivaldi Merger Arbitrage Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In considering the estimated total expenses to be paid by the Fund, the meeting materials indicated that the Fund’s proposed annual total expense ratio (net of fee waivers) was above the Peer Group and Expense Universe medians by 0.05% and 0.15%, respectively.  The Board noted, however, that the estimated average net assets of the Fund in its first year of operations were significantly lower than the average net assets of funds in the Expense Universe.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the estimated profitability to the Investment Advisor of its relationship with the Fund in its first year of operations taking into account estimated assets of $25 million. The Board observed that the Investment Advisor anticipated waiving a significant portion of its advisory fee and did not anticipate earning any profits with respect to the Fund during that year. The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund (other than advisory fees paid to the Investment Advisor) would include any research provided by broker-dealers executing transactions on behalf of the Fund and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.  The Board also noted that during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Vivaldi Merger Arbitrage Fund
EXPENSE EXAMPLE
For the Six Months Ended March 31, 2016 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 to March 31, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/15	3/31/16	10/1/15 – 3/31/16
Class A	Actual Performance	$1,000.00	$1,042.60	$13.67
	Hypothetical (5% annual return before expenses)	1,000.00	1,011.62	13.46
Class I	Actual Performance	1,000.00	1,044.60	12.10
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.16	11.92

*
Expenses are equal to the Fund’s annualized expense ratios of 2.68% and 2.37% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 183/366 (to reflect the period since inception) for Class A shares and Class I shares. The expense ratios reflect an expense waiver.  Assume all dividends and distributions were reinvested.

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Vivaldi Merger Arbitrage Fund
a series of Investment Managers Series Trust II

Investment Advisor
Vivaldi Asset Management LLC
225 West Wacker, Suite 2100
Chicago, Illinois 60606

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Vivaldi Merger Arbitrage Fund - Class A	VARAX	46141T 877
Vivaldi Merger Arbitrage Fund - Class I	VARBX	46141T 869

Privacy Principles of the Vivaldi Merger Arbitrage Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Vivaldi Merger Arbitrage Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (877) 779-1999 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at (877) 779-1999.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Vivaldi Merger Arbitrage Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (877) 779-1999

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	6/08/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	6/08/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	6/08/2016